Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 7,909,889,000
Shares repurchase, shares	10,341,000	9,535,992	12,298,434
Shares repurchase, value	$ 1,103,865,000	$ 995,322,000	$ 987,897,000
Weighted average fair value granted under options	$ 30.14	$ 25.00	$ 17.14
Total intrinsic value of options exercised	$ 297,477,000	$ 95,707,000	$ 112,989,000
Total fair value of restricted stock units vested	32,279,000	35,824,000	22,772,000
Unrecognized compensation expense	$ 189,964,000
Unrecognized compensation expense expected period of recognition (in years)	1 year 11 months 15 days
Options to purchase ordinary shares reserved for issuance	16,530,000
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter				$ 2,000,000,000
Authorized amount under share repurchase programs				$ 325,000,000
Shares repurchase, value	$ 1,103,865,000	$ 995,322,000	$ 987,897,000
Frequency of periodic stock repurchases	Quarter
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	7 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	828,441
Percentage of salary to purchase Ordinary shares		15.00%
Ordinary shares per employee, maximum		1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date		85.00%
Purchase of Ordinary shares by employees	308,920	346,241	311,257
Average price per share purchased by employees	$ 87.584	$ 73.470	$ 66.080
Compensation expense recognized	$ 6,654,000	$ 6,656,000	$ 5,432,000
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	500,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	1,000,000
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 101.20	$ 103.50	$ 80.73
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 0.00	$ 104.38	$ 82.01
Total fair value of restricted stock units vested	$ 6,354,000	$ 6,241,000	$ 3,056,000